Share-Based Compensation - Share Incentive Plan, Share Options, Binomial Model Assumptions (Details) - USD ($)		1 Months Ended				12 Months Ended
	Dec. 01, 2016	Nov. 30, 2013	Aug. 31, 2013	Nov. 30, 2012	Oct. 31, 2010	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2006
Leju Plan
Share-Based Compensation
Increase percentage of the then total outstanding shares on an as-converted fully diluted basis		5.00%
Number of ordinary shares increased	7,553,422
Expiration period		10 years
Leju Plan | Maximum
Share-Based Compensation
Number of shares that may be issued as a percentage of total outstanding shares		8.00%
Leju Plan | Employees Share Options
Share-Based Compensation
Exercise price of shares granted (in dollars per share)						$ 1.43
Assumptions used in the binomial model
Risk-free rate of return (as a percent)						2.96%	2.61%
Contractual life of option						10 years	10 years
Estimated volatility rate (as a percent)						66.34%	65.64%
Dividend yield (as a percent)						1.00%	1.00%
Leju Plan | Employees Share Options | Group's employees
Share-Based Compensation
Options granted for purchase of shares						5,968,000	2,135,000	0
Exercise price of shares granted (in dollars per share)							$ 3.24
Expiration period						10 years	10 years
Award vesting period						3 years	3 years
Leju Plan | Employees Share Options | Minimum | Group's employees
Share-Based Compensation
Exercise price of shares granted (in dollars per share)						$ 1.41
Leju Plan | Employees Share Options | Maximum | Group's employees
Share-Based Compensation
Exercise price of shares granted (in dollars per share)						$ 1.55
Leju Plan | Restricted Shares
Share-Based Compensation
Restricted shares granted						0	0	0
Omnigold Plan
Share-Based Compensation
Increase percentage of the then total outstanding shares on an as-converted fully diluted basis									5.00%
Number of shares authorized									5,000,000
Omnigold Plan | Employees Share Options | Group's employees
Share-Based Compensation
Expiration period									10 years
Award vesting period									3 years
E-House Plan
Share-Based Compensation
Expiration period										10 years
Number of shares authorized										3,636,364
Number of shares that may be issued as a percentage of total outstanding shares										5.00%
Award grant period										3 years
Additional number of shares authorized			6,644,659	1,273,000	4,013,619
Transitional corporate service fees						$ 0	$ 0	$ 1,254,915